Shareholder Report	6 Months Ended
Aug. 31, 2024 USD ($) shares
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Fidelity Concord Street Trust
Entity Central Index Key	0000819118
Entity Investment Company Type	N-1A
Document Period End Date	Aug. 31, 2024
Fidelity Extended Market Index Fund
Shareholder Report [Line Items]
Fund Name	Fidelity® Extended Market Index Fund
Class Name	Fidelity® Extended Market Index Fund
Trading Symbol	FSMAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® Extended Market Index Fund for the period March 1, 2024 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-544-8544
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Extended Market Index Fund	$ 2	0.03%

Expenses Paid, Amount	$ 2
Expense Ratio, Percent	0.03%
Net Assets	$ 41,905,374,965
Holdings Count | shares	3,569
Investment Company Portfolio Turnover	11.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of August 31, 2024)
KEY FACTS
Fund Size	$41,905,374,965
Number of Holdings	3,569
Portfolio Turnover	11%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Financials 18.0 Industrials 17.9 Information Technology 16.7 Health Care 12.4 Consumer Discretionary 11.0 Real Estate 5.9 Materials 5.1 Energy 4.4 Communication Services 3.9 Consumer Staples 2.9 Utilities 1.6 Common Stocks 99.8 Preferred Stocks 0.0 Short-Term Investments and Net Other Assets (Liabilities) 0.2 ASSET ALLOCATION (% of Fund's net assets) United States 98.5 Canada 0.3 Puerto Rico 0.3 Bermuda 0.3 United Kingdom 0.2 Sweden 0.1 Thailand 0.1 Belgium 0.1 Switzerland 0.1 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Marvell Technology Inc 1.0 Palantir Technologies Inc Class A 1.0 CRH PLC 0.9 Workday Inc Class A 0.9 Apollo Global Management Inc 0.8 Trade Desk Inc (The) Class A 0.8 Cheniere Energy Inc 0.7 DoorDash Inc Class A 0.7 Ferguson Enterprises Inc 0.6 Snowflake Inc Class A 0.5 7.9
Fidelity Total Market Index Fund
Shareholder Report [Line Items]
Fund Name	Fidelity® Total Market Index Fund
Class Name	Fidelity® Total Market Index Fund
Trading Symbol	FSKAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® Total Market Index Fund for the period March 1, 2024 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-544-8544
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Total Market Index Fund	$ 1	0.01%

Expenses Paid, Amount	$ 1
Expense Ratio, Percent	0.01%
Net Assets	$ 98,694,179,979
Holdings Count | shares	3,840
Investment Company Portfolio Turnover	3.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of August 31, 2024)
KEY FACTS
Fund Size	$98,694,179,979
Number of Holdings	3,840
Portfolio Turnover	3%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Information Technology 29.4 Financials 13.9 Health Care 12.2 Consumer Discretionary 9.8 Industrials 9.6 Communication Services 8.1 Consumer Staples 5.6 Energy 3.6 Real Estate 2.8 Materials 2.6 Utilities 2.3 Common Stocks 99.9 Preferred Stocks 0.0 Short-Term Investments and Net Other Assets (Liabilities) 0.1 ASSET ALLOCATION (% of Fund's net assets) United States 99.4 Ireland 0.5 China 0.1 Puerto Rico 0.0 Canada 0.0 Bermuda 0.0 United Kingdom 0.0 Thailand 0.0 Sweden 0.0 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Apple Inc 6.2 Microsoft Corp 5.8 NVIDIA Corp 5.5 Amazon.com Inc 3.0 Meta Platforms Inc Class A 2.2 Alphabet Inc Class A 1.8 Berkshire Hathaway Inc Class B 1.7 Alphabet Inc Class C 1.5 Eli Lilly & Co 1.5 Broadcom Inc 1.4 30.6
Fidelity Flex 500 Index Fund
Shareholder Report [Line Items]
Fund Name	Fidelity Flex® 500 Index Fund
Class Name	Fidelity Flex® 500 Index Fund
Trading Symbol	FDFIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity Flex® 500 Index Fund for the period March 1, 2024 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-3455 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-544-3455
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity Flex® 500 Index Fund	$ 0 A	0.00%B
A Amount represents less than $.50
B Amount represents less than 0.005%

Expenses Paid, Amount	$ 0
Expense Ratio, Percent	0.00%
Net Assets	$ 5,150,835,164
Holdings Count | shares	507
Investment Company Portfolio Turnover	2.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of August 31, 2024)
KEY FACTS
Fund Size	$5,150,835,164
Number of Holdings	507
Portfolio Turnover	2%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Information Technology 30.8 Financials 13.3 Health Care 12.1 Consumer Discretionary 9.6 Communication Services 8.7 Industrials 8.4 Consumer Staples 6.0 Energy 3.5 Utilities 2.4 Real Estate 2.3 Materials 2.2 Common Stocks 99.3 Short-Term Investments and Net Other Assets (Liabilities) 0.7 ASSET ALLOCATION (% of Fund's net assets) United States 99.5 Ireland 0.4 China 0.1 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Apple Inc 6.9 Microsoft Corp 6.5 NVIDIA Corp 6.2 Amazon.com Inc 3.4 Meta Platforms Inc Class A 2.4 Alphabet Inc Class A 2.0 Berkshire Hathaway Inc Class B 1.9 Alphabet Inc Class C 1.7 Eli Lilly & Co 1.7 Broadcom Inc 1.6 34.3
Fidelity 500 Index Fund
Shareholder Report [Line Items]
Fund Name	Fidelity® 500 Index Fund
Class Name	Fidelity® 500 Index Fund
Trading Symbol	FXAIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® 500 Index Fund for the period March 1, 2024 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-544-8544
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® 500 Index Fund	$ 1	0.02%

Expenses Paid, Amount	$ 1
Expense Ratio, Percent	0.02%
Net Assets	$ 585,632,427,298
Holdings Count | shares	507
Investment Company Portfolio Turnover	3.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of August 31, 2024)
KEY FACTS
Fund Size	$585,632,427,298
Number of Holdings	507
Portfolio Turnover	3%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Information Technology 31.0 Financials 13.3 Health Care 12.2 Consumer Discretionary 9.7 Communication Services 8.7 Industrials 8.4 Consumer Staples 6.0 Energy 3.5 Utilities 2.4 Real Estate 2.4 Materials 2.2 Common Stocks 99.8 Short-Term Investments and Net Other Assets (Liabilities) 0.2 ASSET ALLOCATION (% of Fund's net assets) United States 99.4 Ireland 0.5 China 0.1 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Apple Inc 7.0 Microsoft Corp 6.5 NVIDIA Corp 6.3 Amazon.com Inc 3.4 Meta Platforms Inc Class A 2.4 Alphabet Inc Class A 2.0 Berkshire Hathaway Inc Class B 1.9 Alphabet Inc Class C 1.7 Eli Lilly & Co 1.7 Broadcom Inc 1.6 34.5
Fidelity International Index Fund
Shareholder Report [Line Items]
Fund Name	Fidelity® International Index Fund
Class Name	Fidelity® International Index Fund
Trading Symbol	FSPSX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® International Index Fund for the period March 1, 2024 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-544-8544
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® International Index Fund	$ 2	0.04%

Expenses Paid, Amount	$ 2
Expense Ratio, Percent	0.04%
Net Assets	$ 54,665,898,945
Holdings Count | shares	748
Investment Company Portfolio Turnover	4.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of August 31, 2024)
KEY FACTS
Fund Size	$54,665,898,945
Number of Holdings	748
Portfolio Turnover	4%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Financials 20.1 Industrials 16.8 Health Care 13.8 Consumer Discretionary 10.7 Information Technology 8.6 Consumer Staples 8.6 Materials 6.1 Communication Services 4.0 Energy 3.7 Utilities 3.1 Real Estate 2.0 Common Stocks 97.0 Preferred Stocks 0.5 Short-Term Investments and Net Other Assets (Liabilities) 2.5 ASSET ALLOCATION (% of Fund's net assets) Japan 22.3 United States 11.7 United Kingdom 10.7 France 9.2 Germany 8.5 Australia 7.2 Switzerland 6.2 Netherlands 4.4 Denmark 3.7 Others 16.1 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Novo Nordisk A/S Series B 2.6 ASML Holding NV 2.0 Nestle SA 1.6 Astrazeneca PLC 1.5 Novartis AG 1.4 Roche Holding AG 1.3 SAP SE 1.3 Shell PLC 1.3 LVMH Moet Hennessy Louis Vuitton SE 1.2 Toyota Motor Corp 1.1 15.3
Fidelity Series Total Market Index Fund
Shareholder Report [Line Items]
Fund Name	Fidelity® Series Total Market Index Fund
Class Name	Fidelity® Series Total Market Index Fund
Trading Symbol	FCFMX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® Series Total Market Index Fund for the period March 1, 2024 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544.
Additional Information Phone Number	1-800-544-8544
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Series Total Market Index Fund	$ 0 A	0.00%B
A Amount represents less than $.50
B Amount represents less than 0.005%

Expenses Paid, Amount	$ 0
Expense Ratio, Percent	0.00%
Net Assets	$ 73,607,561,878
Holdings Count | shares	3,964
Investment Company Portfolio Turnover	9.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of August 31, 2024)
KEY FACTS
Fund Size	$73,607,561,878
Number of Holdings	3,964
Portfolio Turnover	9%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Information Technology 29.4 Financials 13.9 Health Care 12.2 Consumer Discretionary 9.8 Industrials 9.6 Communication Services 8.1 Consumer Staples 5.6 Energy 3.6 Real Estate 2.8 Materials 2.6 Utilities 2.3 Common Stocks 99.9 Preferred Stocks 0.0 Short-Term Investments and Net Other Assets (Liabilities) 0.1 ASSET ALLOCATION (% of Fund's net assets) United States 99.4 Ireland 0.5 China 0.1 Canada 0.0 Puerto Rico 0.0 Bermuda 0.0 United Kingdom 0.0 Sweden 0.0 Thailand 0.0 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Apple Inc 6.2 Microsoft Corp 5.8 NVIDIA Corp 5.5 Amazon.com Inc 3.0 Meta Platforms Inc Class A 2.2 Alphabet Inc Class A 1.8 Berkshire Hathaway Inc Class B 1.7 Alphabet Inc Class C 1.5 Eli Lilly & Co 1.5 Broadcom Inc 1.4 30.6